Expense Example - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Retailing Portfolio - Select Retailing Portfolio	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 67
3 years	211
5 years	368
10 years	$ 822